Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Provision for Income taxes	Income (loss) before provision for income taxes consisted of the following:
	Years Ended December 31,
	2024	2023
Loss before provision for income taxes	$(23,207)	$(4,799)

Schedule of Provision for Income Tax (Benefit) Expense

The provision for income taxes for the years ended December 31, 2024 and 2023 consisted of the following:

	Years Ended December 31,
	2024	2023
Current income tax (benefit) expense:	$10,374	$(327)
Deferred income tax (benefit) expense:	—	—
Total income tax provision (benefit)	$10,374	$(327)

Schedule of Statutory Federal Income Tax Rate

The Company’s income tax benefit for the years ended December 31, 2024 and 2023 relating to federal, state and foreign tax jurisdictions differs from the amounts determined by applying the statutory federal income tax rate based on the following:

	Years Ended December 31,
	2024		2023
Expense (Benefit) at the federal rate	$(6,688)	28.82%	$(1,383)	28.82%
Increase (decrease) resulting from:
Other	17,062	(73.52)%	1,056	(22.01)%
Total income tax provision (benefit)	$10,374	(44.70)%	$(327)	6.81%